Finance Lease Liabilities - Schedule of Future Finance Lease Payments (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2025	$ 235,230	$ 183,329
2026	204,417	159,315
2027	180,129	140,386
2028	150,336	117,166
2029	92,021	71,718
Thereafter	106,394	82,919
Total future lease payment	968,527	754,833
Less: Imputed interest	(114,834)	(89,497)
Present value of finance lease liabilities	853,693	665,336
Less: Current portion	(195,777)	(152,581)	$ (168,192)
Long-term portion of finance lease liabilities	$ 657,916	$ 512,755	$ 379,481